Related party transactions (Details) $ in Thousands				1 Months Ended		12 Months Ended
	Oct. 31, 2024	Dec. 18, 2023 USD ($)	Dec. 19, 2022 USD ($)	Feb. 28, 2023 tranche	Mar. 31, 2022 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Aug. 31, 2024	Dec. 17, 2023 USD ($)	Dec. 31, 2021 USD ($) vessel tranche
Related Party Transaction [Line Items]
Proceeds from issuance of long-term debt from related party						$ 0	$ 1,020	$ 1,000
Repayment of long-term debt from related party						0	2,020	$ 0
Trade payables						821	$ 1,693
2020 Bulkers Management AS
Related Party Transaction [Line Items]
Ownership percentage									40.00%
Mount Norefjell, Mount Ita, Mount Etna and Mount Blanc
Related Party Transaction [Line Items]
Number of vessels delivered | vessel							4
Magni Partners Limited
Related Party Transaction [Line Items]
Amounts paid to related party							$ 2,700
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Accounts payables, number of equal tranches | tranche				4
Mark-up margin for performance of services				0.13
Notice period to terminate agreement				1 month
Related party | Magni Partners Limited
Related Party Transaction [Line Items]
Accounts payable											$ 2,700
Accounts payables, number of equal tranches | tranche											4
Accounts payables, number of vessels to be delivered | vessel											4
Amounts to be paid for each delivery											$ 700
Related party | 2020 Bulkers Management AS
Related Party Transaction [Line Items]
Management Fee Expense						400
Trade payables						300
Related party | Magni Partners Limited - Revolving credit facility | Line of credit
Related Party Transaction [Line Items]
Facility, amount available to drawdown					$ 15,000
Related party | Magni Partners Limited - Revolving credit facility | Line of credit | London Inter-Bank Offered Rate (LIBOR)
Related Party Transaction [Line Items]
Variable rate (as a percent)					8.00%
Related party | Drew Holdings Limited - Revolving credit facility | Line of credit
Related Party Transaction [Line Items]
Facility, amount available to drawdown		$ 10,000				10,000				$ 15,000
Proceeds from issuance of long-term debt from related party			$ 1,000				1,000
Repayment of long-term debt from related party							$ 2,000
Commitment fee percentage	1.00%
Credit facility, remaining borrowing capacity						$ 10,000
Related party | Drew Holdings Limited - Revolving credit facility | Line of credit | Secured Overnight Financing Rate (SOFR)
Related Party Transaction [Line Items]
Variable rate (as a percent)	6.50%	8.00%
Himalaya Shipping Limited | Related party | Drew Holdings Limited
Related Party Transaction [Line Items]
Common shares held (as a percent)						30.40%